Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Cash and cash equivalents	$1,597,147	$1,728,794
Restricted cash	159,623	185,959
Total cash, cash equivalents and restricted cash	$1,756,770	$1,914,753

Restrictions on Cash and Cash Equivalents
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Cash and cash equivalents	$1,597,147	$1,728,794
Restricted cash	159,623	185,959
Total cash, cash equivalents and restricted cash	$1,756,770	$1,914,753